Servicing - Additional Information (Detail) (USD $) In Millions, unless otherwise specified				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]
Servicing Revenue And Fees [Line Items]
Unpaid principal balances of mortgage loans serviced for others	$ 163.4	$ 174.3	$ 127.4
Loans serviced for others	71.2	80.1	60.6
Contingent liability associated with loans	$ 3.2	$ 3.0	$ 1.9
Fair value of servicing rights determined using discounts rates				11.50%	10.50%	8.50%	7.50%